Notes Payable (Details)	Dec. 31, 2017 USD ($)
Notes Payable Details
Principal due at maturity, including 10% bonus	$ 4,609,509
Unamortized issue costs and discount	(3,782,239)
Carrying amount in the accompanying Balance Sheet	$ 827,270